Related Parties - Summary of Balances and Transactions With Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Current assets	$ 8,571.4	$ 7,071.0
Current liabilities	6,386.0	3,028.6
Non-current assets	2,001.1	4,222.3
Non-current liabilities	571.9	4,324.6
Financial results	(316.5)	(171.2)	[1]	$ 280.0	[1]
Operating results	(162.4)	(283.1)	[1]	(195.8)	[1]
Related parties [member]
Disclosure of transactions between related parties [line items]
Current assets	453.3	369.4
Current liabilities	256.1	493.9
Non-current assets		9.4
Non-current liabilities	30.6	163.2
Financial results	(5.7)	(14.8)		(18.1)
Operating results	(51.7)	(203.2)		(54.0)
Related parties [member] | Banco do Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Current assets	75.3	326.2
Current liabilities		314.3
Non-current assets		9.4
Financial results	1.1	(4.2)		(0.5)
Related parties [member] | Banco Nacional De Desenvolvimento Econmico e Social BNDES [member]
Disclosure of transactions between related parties [line items]
Current liabilities		71.8
Non-current liabilities		119.7
Financial results	(5.1)	(8.3)		(14.7)
Related parties [member] | Brazilian Air force [member]
Disclosure of transactions between related parties [line items]
Current assets	364.4	42.3
Current liabilities	226.9	90.3
Operating results	(35.9)	(176.2)		(23.7)
Related parties [member] | Embraer Prev Sociedade De Previdncia Complementar [member]
Disclosure of transactions between related parties [line items]
Current liabilities	4.7	0.2
Operating results	(19.7)	(14.4)		(22.9)
Related parties [member] | Brazilian Army [member]
Disclosure of transactions between related parties [line items]
Current assets	13.0
Current liabilities	7.4	4.3
Operating results	6.8			(1.2)
Related parties [member] | Financiadora De EstudoE Projetos FINEP [member]
Disclosure of transactions between related parties [line items]
Current liabilities	12.7	13.0
Non-current liabilities	30.6	43.5
Financial results	(1.7)	(2.3)		(2.9)
Related parties [member] | Marinha Do Brasil [member]
Disclosure of transactions between related parties [line items]
Current assets	0.6	0.9
Current liabilities	4.4
Operating results	$ (2.9)	$ (12.6)		$ (6.2)

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).